MEZZANINE EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Mezzanine Equity
SCHEDULE OF PREFERRED SHARES ACTIVITIES

The Group’s preferred shares and redeemable non-controlling interests activities for the years ended December 31, 2023, 2024 and 2025 are summarized below:

	Class A		Class B				Class B-1				Redeemable non-controlling interests	Total
	No. of shares	Amount	No. of shares		Amount		No. of shares		Amount		Amount	No. of shares	Amount
Balances at December 31, 2022	24,709,527	97,400,393	2,693,877		16,062,314		-			-	-	27,403,404	113,462,707
Acquisition of Ninjas in Pyjamas	-	-	-		-		43,044,524			168,000,000	-	43,044,524	168,000,000
Accretion on Preferred Shares to redemption value	-	20,327,824	-		704,422		-			22,882,461	-	-	43,914,707
Exchange rate difference	-	(2,835,151)	-		-		-			-	-	-	(2,835,151)
Balances at December 31, 2023	24,709,527	114,893,066	2,693,877		16,766,736		43,044,524			190,882,461		70,447,928	322,542,263
Accretion on Preferred Shares to redemption value	-	11,381,375	-		209,445		-			24,340,159	-	-	35,930,979
Exchange rate difference	-	(2,726,807)	-		-		-			-	-	-	(2,726,807)
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO	(24,709,527)	(123,547,634)	(2,693,877)		(16,976,181)		(43,044,524)			(215,222,620)	-	(70,447,928)	(355,746,435)
Initial fair value of redeemable non-controlling interests	-	-	-		-		-			-	2,841,123	-	2,841,123
Net income attributed to redeemable non-controlling interests	-	-	-		-		-			-	119,123	-	119,123
Exchange rate difference	-	-	-		-		-			-	(1,691)	-	(1,691)
Balances at December 31, 2024	-	-	-		-		-			-	2,958,555	-	2,958,555
Initial fair value of redeemable non-controlling interests	-	-	-			-		-		-	2,230,787		2,230,787
Net loss attributed to redeemable non-controlling interests	-	-	-			-			-	-	(97,179)		(97,179)
Accretion on Preferred Shares to redemption value											30,304		30,304
Disposal of redeemable non-controlling interests	-	-	-		-		-			-	(2,861,547)		(2,861,547)
Exchange rate difference	-	-		-	-			-		-	35,886	-	(35,886)
Balances at December 31, 2025	-	-	-		-				-	-	2,296,805		2,296,805

Upon the completion of the IPO in July 2024, all of issued and outstanding preferred shares automatically converted into ordinary shares on a one-for-one basis.

*	The shares are presented on a retroactive basis to reflect the stock split (Note 17)